Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Entity	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Number of joint ventures	3
Allowance for doubtful accounts	$ 5,461,000	$ 5,737,000
Capitalized vendor rebates	10,088,000	9,333,000
Goodwill and other intangible assets impairment	0	0	0
Advertising expense	19,754,000	22,418,000	23,730,000
Shipping and handling costs	$ 43,324,000	$ 39,395,000	$ 37,676,000
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	572
Number of states in which entity operates	38